Schedule of Segment Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue	$ 57	$ 1,379	$ 410	$ 7,361	$ 7,710	$ 25,914
Seminars [Member]
Product Information [Line Items]
Revenue			408	5,180	5,444	18,004
Product [Member]
Product Information [Line Items]
Revenue			2	198	199	478
Coaching And Mentoring [Member]
Product Information [Line Items]
Revenue						1,053
Online And Subscription [Member]
Product Information [Line Items]
Revenue				11	76	1,461
Other [Member]
Product Information [Line Items]
Revenue				1,972	1,991	4,918
North America [Member]
Product Information [Line Items]
Revenue			410	4,672	5,021	23,596
North America [Member] | Seminars [Member]
Product Information [Line Items]
Revenue			408	4,300	4,564	16,353
North America [Member] | Product [Member]
Product Information [Line Items]
Revenue			2		199	478
North America [Member] | Coaching And Mentoring [Member]
Product Information [Line Items]
Revenue						1,050
North America [Member] | Online And Subscription [Member]
Product Information [Line Items]
Revenue				11	76	1,421
North America [Member] | Other [Member]
Product Information [Line Items]
Revenue				163	182	4,294
UNITED KINGDOM
Product Information [Line Items]
Revenue				2,689	2,689	846
UNITED KINGDOM | Seminars [Member]
Product Information [Line Items]
Revenue				880	880	245
UNITED KINGDOM | Product [Member]
Product Information [Line Items]
Revenue
UNITED KINGDOM | Coaching And Mentoring [Member]
Product Information [Line Items]
Revenue
UNITED KINGDOM | Online And Subscription [Member]
Product Information [Line Items]
Revenue
UNITED KINGDOM | Other [Member]
Product Information [Line Items]
Revenue				1,809	1,809	601
Other Foreign Markets [Member]
Product Information [Line Items]
Revenue						1,472
Other Foreign Markets [Member] | Seminars [Member]
Product Information [Line Items]
Revenue						1,406
Other Foreign Markets [Member] | Product [Member]
Product Information [Line Items]
Revenue
Other Foreign Markets [Member] | Coaching And Mentoring [Member]
Product Information [Line Items]
Revenue						3
Other Foreign Markets [Member] | Online And Subscription [Member]
Product Information [Line Items]
Revenue						40
Other Foreign Markets [Member] | Other [Member]
Product Information [Line Items]
Revenue						$ 23
Product [Member] | Seminars [Member]
Product Information [Line Items]
Revenue				$ 198